SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 98,773	$ 72,483	$ 48,156
Sale of goods (Note 26)		381	5,602
Interest income	844	302	2
Foreign exchange gain			11
Government grant	1,250	42
Other	8	182	428
Other income (Note 26)		808	2,117
Total other income	2,102	1,334	2,558
Business management and consulting [member]
Revenue
Total revenue	164	1,009	1,882
Business management and consulting livestreaming ecommerce [member]
Revenue
Livestreaming ecommerce	$ 98,609	$ 71,093	$ 40,672